Investments Accounted for by the Equity Method and Variable Interest Entities	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for by the Equity Method and Variable Interest Entities
Variable Interest Entities, or VIEs
Entities that are Consolidated
The Company has a controlling financial interest in certain entities which have been identified as VIEs under ASC 810, Consolidations, or ASC 810. These arrangements are primarily related to tax equity arrangements entered into with third parties in order to monetize certain tax credits associated with wind facilities, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities, to the Company's audited consolidated financial statements included in the 2015 Form 10-K.
Summarized financial information for the Company's consolidated VIEs consisted of the following as of March 31, 2016:

(In millions)	NRG Wind TE Holdco	Alta Wind TE Holdco	Spring Canyon
Other current and non-current assets	$205	$21	$4
Property, plant and equipment	651	478	104
Intangible assets	2	284	—
Total assets	858	783	108
Current and non-current liabilities	226	8	7
Total liabilities	226	8	7
Noncontrolling interest	260	123	71
Net assets less noncontrolling interests	$372	$652	$30

Entities that are not Consolidated
The Company has interests in entities that are considered VIEs under ASC 810, but for which it is not considered the primary beneficiary.  The Company accounts for its interests in these entities under the equity method of accounting, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities, to the Company's audited consolidated financial statements included in the 2015 Form 10-K.
NRG DGPV Holdco 1 LLC — The Company and NRG, maintain a partnership, NRG DGPV Holdco 1 LLC, or DGPV Holdco 1, the purpose of which is to own or purchase solar power generation projects and other ancillary related assets from NRG Renew LLC or its subsidiaries, via intermediate funds, including: (i) a tax equity-financed portfolio of 10 recently completed community solar projects representing approximately 8 MW with a weighted average remaining PPA term of 20 years; and (ii) a tax equity-financed portfolio of approximately 12 commercial photovoltaic systems representing approximately 37 MW with a weighted average remaining PPA term of 19 years. Both of these investments relate to the Company's $100 million commitment to distributed solar projects in partnership with NRG. The Company's maximum exposure to loss is limited to its equity investment, which was $74 million as of March 31, 2016.
NRG DGPV Holdco 2 LLC — On February 29, 2016, the Company and NRG entered into an additional partnership by forming NRG DGPV Holdco 2 LLC, or DGPV Holdco 2, to own or purchase solar power generation projects and other ancillary related assets from NRG Renew LLC or its subsidiaries, via intermediate funds.  Under this partnership, the Company committed to fund up to $50 million of capital.
NRG RPV Holdco 1 LLC — The Company and NRG Residential Solar Solutions LLC, a subsidiary of NRG, maintain a partnership, NRG RPV Holdco 1 LLC, or RPV Holdco, that holds operating portfolios of residential solar assets developed by NRG Home Solar, a subsidiary of NRG, including: (i) an existing, unlevered portfolio of over 2,200 leases across nine states representing approximately 17 MW with a weighted average remaining lease term of approximately 17 years; and (ii) a tax equity-financed portfolio of approximately 5,700 leases representing approximately 40 MW, with an average lease term for the existing and new leases of approximately 17 to 20 years. Under this partnership, the Company had previously committed to fund up to $150 million of capital, which was reduced to $100 million in February 2016. The Company's maximum exposure to loss is limited to its equity investment, which was $63 million as of March 31, 2016.
On August 5, 2016, the Company and NRG amended the RPV Holdco partnership to further reduce the aggregate commitment of $100 million to $60 million in connection with NRG’s change in business model approach in the residential solar business.
GenConn Energy LLC — The Company has a 50% interest in GCE Holding LLC, the owner of GenConn, which owns and operates two 190 MW peaking generation facilities in Connecticut at the Devon and Middletown sites. As of March 31, 2016, the Company's investment in GenConn was $108 million and its maximum exposure to loss is limited to its equity investment.
The following table presents summarized financial information for GCE Holding LLC:

	Three months ended March 31,
(In millions)	2016	2015
Income Statement Data:
Operating revenues	$18	$22
Operating income	9	9
Net income	$7	$6

	March 31, 2016	December 31, 2015
Balance Sheet Data:	(In millions)
Current assets	$29	$36
Non-current assets	411	416
Current liabilities	13	16
Non-current liabilities	211	215

Variable Interest Entities, or VIEs
Entities that are Consolidated
The Company has a controlling financial interest in certain entities which have been identified as VIEs under ASC 810, Consolidations, or ASC 810. These arrangements are primarily related to tax equity arrangements entered into with third parties in order to monetize certain tax credits associated with wind facilities, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities, to the Company's audited consolidated financial statements included in the 2015 Form 10-K.
Summarized financial information for the Company's consolidated VIEs consisted of the following as of June 30, 2016:

(In millions)	NRG Wind TE Holdco	Alta Wind TE Holdco	Spring Canyon
Other current and non-current assets	$190	$27	$4
Property, plant and equipment	638	472	102
Intangible assets	2	281	—
Total assets	830	780	106
Current and non-current liabilities	215	8	6
Total liabilities	215	8	6
Noncontrolling interest	235	121	70
Net assets less noncontrolling interests	$380	$651	$30

Entities that are not Consolidated
The Company has interests in entities that are considered VIEs under ASC 810, but for which it is not considered the primary beneficiary.  The Company accounts for its interests in these entities under the equity method of accounting, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities, to the Company's audited consolidated financial statements included in the 2015 Form 10-K.
NRG DGPV Holdco 1 LLC — The Company and NRG, maintain a partnership, NRG DGPV Holdco 1 LLC, or DGPV Holdco 1, the purpose of which is to own or purchase solar power generation projects and other ancillary related assets from NRG Renew LLC or its subsidiaries, via intermediate funds, including: (i) a tax equity-financed portfolio of 10 recently completed community solar projects representing approximately 8 MW with a weighted average remaining PPA term of 20 years; and (ii) a tax equity-financed portfolio of approximately 12 commercial photovoltaic systems representing approximately 37 MW with a weighted average remaining PPA term of 19 years. Both of these investments relate to the Company's $100 million commitment to distributed solar projects in partnership with NRG.
NRG DGPV Holdco 2 LLC — On February 29, 2016, the Company and NRG entered into an additional partnership by forming NRG DGPV Holdco 2 LLC, or DGPV Holdco 2, to own or purchase solar power generation projects and other ancillary related assets from NRG Renew LLC or its subsidiaries, via intermediate funds.  Under this partnership, the Company committed to fund up to $50 million of capital.
The Company's maximum exposure to loss is limited to its equity investment in DGPV Holdco 1 and DGPV Holdco 2, which was $78 million on a combined basis as of June 30, 2016.
NRG RPV Holdco 1 LLC — The Company and NRG Residential Solar Solutions LLC, a subsidiary of NRG, maintain a partnership, NRG RPV Holdco 1 LLC, or RPV Holdco, that holds operating portfolios of residential solar assets developed by NRG Home Solar, a subsidiary of NRG, including: (i) an existing, unlevered portfolio of over 2,200 leases across nine states representing approximately 17 MW with a weighted average remaining lease term of approximately 17 years; and (ii) a tax equity-financed portfolio of approximately 5,500 leases representing approximately 38 MW, with an average lease term for the existing and new leases of approximately 17 to 20 years. Under this partnership, the Company had previously committed to fund up to $150 million of capital, which was reduced to $100 million in February 2016.
The Company's maximum exposure to loss is limited to its equity investment, which was $67 million as of June 30, 2016.
On August 5, 2016, the Company and NRG amended the RPV Holdco partnership to further reduce the aggregate commitment of $100 million to $60 million in connection with NRG’s change in business model approach in the residential solar business.
GenConn Energy LLC — The Company has a 50% interest in GCE Holding LLC, the owner of GenConn, which owns and operates two 190 MW peaking generation facilities in Connecticut at the Devon and Middletown sites. As of June 30, 2016, the Company's investment in GenConn was $108 million and its maximum exposure to loss is limited to its equity investment.
The following table presents summarized financial information for GCE Holding LLC:

	Three months ended June 30,		Six months ended June 30,
(In millions)	2016	2015	2016	2015
Income Statement Data:
Operating revenues	$18	$18	$36	$40
Operating income	10	11	19	20
Net income	$6	$8	$13	$14

	June 30, 2016	December 31, 2015
Balance Sheet Data:	(In millions)
Current assets	$34	$36
Non-current assets	408	416
Current liabilities	14	16
Non-current liabilities	$211	$215

Investments Accounted for by the Equity Method and Variable Interest Entities
Equity Method Investments
The following table summarizes the Company's equity method investments as of December 31, 2015:

Name	Economic Interest	Investment Balance
		(In millions)
Desert Sunlight	25%	291
GenConn(a)(b)	50%	110
Elkhorn Ridge(c)	50.3%	96
San Juan Mesa(c)	56.3%	80
NRG DGPV Holdco 1 LLC(d)	95%	71
NRG RPV Holdco 1 LLC(e)	95%	58
Avenal(b)	50%	(9)

(a) GenConn is a variable interest entity.
(b) The Company's interest in GenConn and Avenal increased from 49.95% to 50% on September 30, 2015.
(c) San Juan Mesa and Elkhorn Ridge are part of the TE Wind Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by TE Wind Holdco. The Company owns 75% of the Class B interests in TE Wind Holdco.
(d) NRG DGPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.
(e) NRG RPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.

As of December 31, 2015 the Company had no undistributed earnings from its equity method investments. As of December 31, 2014, the Company had $10 million of undistributed earnings from its equity method investments.
The Company acquired its interest in Desert Sunlight on June 30, 2015, for $285 million, which resulted in a difference between the purchase price and the basis of the acquired assets and liabilities of $171 million. The difference is attributable to the fair value of the property, plant and equipment and power purchase agreements. The Company is amortizing the related basis difference to equity in earnings (losses) over the related useful life of the underlying assets acquired.
Non-recourse project-level debt of unconsolidated affiliates
The Company's pro-rata share of non-recourse debt held by unconsolidated affiliates was approximately $454 million as of December 31, 2015.
Avenal — The Company owns a 50% equity interest in Avenal, which consists of three solar PV projects in Kings County, California totaling approximately 45 MWs. Eurus Energy owns the remaining 50% of Avenal. Power generated by the projects is sold under a 20-year PPA. On September 22, 2010, Avenal entered into a $35 million promissory note facility with the Company. Amounts drawn under the promissory note facility accrue interest at 4.5% per annum. Also, on September 22, 2010, Avenal entered into a $209 million financing arrangement with a syndicate of banks, or the Avenal Facility. As of December 31, 2015, and 2014, Avenal had outstanding $143 million and $107 million, respectively, under the Avenal Facility.
GenConn — GenConn has a $237 million project note with an interest rate of 4.73% and a maturity date of July 2041 and a 5-year, $35 million working capital facility that matures in 2018 which can be used to issue letters of credit at an interest rate of 1.875% per annum. As of December 31, 2015, $220 million was outstanding under the note and $14 million was drawn on the working capital facility. The note is secured by all of the GenConn assets.
In March 2015, GenConn entered into a settlement agreement relating to a lawsuit it filed against the electrical contractor responsible for the design and installation of the 5X and 6X circuits at the GenConn Middletown facility and one of its subcontractors. The results of the settlement agreement are not expected to have a material impact on the Company's results of operations, cash flows or financial position.
Desert Sunlight — Desert Sunlight 250 and Desert Sunlight 300 each entered into three distinct tranches of debt. As of December 31, 2015, and 2014, Desert Sunlight had total debt outstanding of $1.1 billion and $1.5 billion, respectively, under the three tranches.
The following tables present summarized financial information for the Company's significant equity method investments:

	Year Ended December 31,
	2015	2014	2013
Income Statement Data:	(In millions)
GenConn
Operating revenues	78	82	80
Operating income	40	40	44
Net income	28	28	31
Desert Sunlight
Operating revenues	206
Operating income	124
Net income	73

		As of December 31,
		2015	2014
Balance Sheet Data:		(In millions)
GenConn
Current assets		36	33
Non-current assets		416	438
Current liabilities		16	20
Non-current liabilities		215	223
Desert Sunlight
Current assets		310
Non-current assets		1,435
Current liabilities		82
Non-current liabilities		1,086

Variable Interest Entities, or VIEs
Entities that are Consolidated
NRG Wind TE Holdco — On November 3, 2015, the Company acquired 75% of the Class B interests of NRG Wind TE Holdco, or the November 2015 Drop Down Assets, which owns a portfolio of 12 wind facilities totaling 814 net MW, from NRG for total cash consideration of $209 million, as described in Note 3, Business Acquisitions. In February 2016, NRG made a final working capital payment of $2 million, reducing total cash consideration to $207 million. NRG retained a 25% ownership of the Class B interest. The Class A interests of NRG Wind TE Holdco are owned by a tax equity investor, or TE Investor, who receives 99% of allocations of taxable income and other items until the flip point, which occurs when the TE Investor obtains a specified return on its initial investment, at which time the allocations to the TE Investor change to 8.53%. The Company generally receives 75% of CAFD until the flip point, at which time the allocations to the Company of CAFD change to 68.60%. If the flip point has not occurred by a specified date, 100% of CAFD is allocated to the TE Investor until the flip point occurs. NRG Wind TE Holdco is a VIE and the Company is the primary beneficiary, through its position as managing member, and consolidates NRG Wind TE Holdco. The Company utilizes the HLBV method to determine the net income or loss allocated to the TE Investor noncontrolling interest. Net income or loss attributable to the Class B interests is allocated to NRG's noncontrolling interest based on its 25% ownership interest.
Alta TE Holdco — On June 30, 2015, the Company sold an economic interest in Alta TE Holdco to a financial institution in order to monetize certain cash and tax attributes, primarily PTCs. The financial institution, or Alta Investor, receives 99% of allocations of taxable income and other items until the flip point, which occurs when the Alta Investor obtains a specified return on its initial investment, at which time the allocations to the Alta Investor change to 5%. The Company received 100% of CAFD through December 31, 2015, and subsequently will receive 94.34% until the flip point, at which time the allocations to the Company of CAFD will change to 97.12%, unless the flip point will not have occurred by a specified date, which would result in 100% of CAFD allocated to the Alta Investor until the flip point occurs. Alta TE Holdco is a VIE and the Company is the primary beneficiary through its position as managing member, and therefore consolidates Alta TE Holdco, with the Alta Investor's interest shown as noncontrolling interest. The Company utilizes the HLBV method to determine the net income or loss allocated to the noncontrolling interest. The net proceeds of $119 million are reflected as noncontrolling interest in the Company's balance sheet.
Spring Canyon — On May 7, 2015, the Company acquired a 90.1% of the Class B interests in Spring Canyon II, a 32 MW wind facility, and Spring Canyon III, a 28 MW wind facility, each located in Logan County, Colorado, from Invenergy Wind Global LLC. Invenergy owns 9.9% of the Class B interests. Prior to the acquisition date, the projects were financed with a partnership flip tax-equity structure with a financial institution, who owns the Class A interests, to monetize certain cash and tax attributes, primarily PTCs. Until the flip point, the Class A member will receive 34.81% of the cash distributions based on the projects’ production level and the Company and Invenergy will receive 65.19%. After the flip point, cash distributions are allocated 5% to the Class A member and 95% to the Company and Invenergy. Spring Canyon is a VIE and the Company is the primary beneficiary through its position as managing member, and therefore consolidates Spring Canyon. The Class A member and Invenergy's interests are shown as noncontrolling interest. The Company utilizes the HLBV method to determine the net income or loss allocated to the Class A member. Net Income or loss attributable to the Class B interests is allocated to Invenergy's noncontrolling interest based on its 9.9% ownership interest.
Summarized financial information for the Company's consolidated VIEs consisted of the following as of December 31, 2015:

(In millions)	NRG TE Wind Holdco	Alta Wind TE Holdco	Spring Canyon
Other current and non-current assets	$204	$18	$3
Property, plant and equipment	663	484	104
Intangible assets	2	287	—
Total assets	869	789	107
Current and non-current liabilities	220	10	5
Total liabilities	220	10	5
Noncontrolling interest	268	121	70
Net assets less noncontrolling interests	$381	$658	$32

Entities that are not Consolidated
The Company has interests in entities that are considered VIEs under ASC 810, Consolidation, but for which it is not considered the primary beneficiary.  The Company accounts for its interests in these entities under the equity method of accounting.
NRG DGPV Holdco 1 LLC — On May 8, 2015, NRG Yield DGPV Holding LLC, a subsidiary of the Company and NRG Renew DG Holdings LLC, a subsidiary of NRG, entered into a partnership by forming NRG DGPV Holdco 1 LLC, or DGPV Holdco 1, the purpose of which is to own or purchase solar power generation projects and other ancillary related assets from NRG Renew DG Holdings LLC, via intermediate funds, including: (i) a tax equity-financed portfolio of 10 recently completed community solar projects representing approximately 8 MW with a weighted average remaining PPA term of 20 years; and (ii) a tax equity-financed portfolio of approximately 12 commercial photovoltaic systems representing approximately 37 MW with a weighted average remaining PPA term of 19 years. The following illustrates the structure of DGPV Holdco:
As of December 31, 2015, the Company's investment in DGPV Holdco 1 related to the recently completed community solar projects was $17 million. Additionally, as of December 31, 2015, the Company's investment in DGPV Holdco 1 related to the commercial photovoltaic systems was $55 million, $44 million of which remained payable and is recorded in accounts payable — affiliate on the consolidated balance sheet at December 31, 2015. Both of these investments relate to the Company's $100 million commitment to distributed solar projects in partnership with NRG. The Company's maximum exposure to loss is limited to its equity investment.
NRG DGPV Holdco 2 LLC — On February 29, 2016, the Company and NRG entered into an additional partnership by forming NRG DGPV Holdco 2 LLC, or DGPV Holdco 2, to own or purchase solar power generation projects and other ancillary related assets from NRG Renew LLC or its subsidiaries, via intermediate funds.  Under this partnership, the Company committed to fund up to $50 million of capital.
NRG RPV Holdco 1 LLC — On April 9, 2015, NRG Yield RPV Holding LLC, a subsidiary of the Company and NRG Residential Solar Solutions LLC, a subsidiary of NRG, entered into a partnership by forming NRG RPV Holdco 1 LLC, or RPV Holdco, that will invest in and hold operating portfolios of residential solar assets developed by NRG Home Solar, a subsidiary of NRG, including: (i) an existing, unlevered portfolio of over 2,200 leases across nine states representing approximately 17 MW with a weighted average remaining lease term of approximately 17 years; and (ii) a tax equity-financed portfolio of approximately 5,700 leases representing approximately 40 MW, with an average lease term for the existing and new leases of approximately 17 to 20 years. The following illustrates the structure of RPV Holdco:
The Company invested $26 million in RPV Holdco in April 2015 related to the existing, unlevered portfolio of leases. The Company also invested $36 million of its $150 million commitment in the tax equity-financed portfolio through December 31, 2015. The Company's maximum exposure to loss is limited to its equity investment.
On February 29, 2016, the Company and NRG amended the RPV Holdco partnership to reduce the aggregate commitment of $150 million to $100 million in connection with the formation of DGPV Holdco 2.
On August 5, 2016, the Company and NRG amended the RPV Holdco partnership to further reduce the aggregate commitment of $100 million to $60 million in connection with NRG’s change in business model approach in the residential solar business.